Description of Plan - Company's Contribution Structure (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Total annual contribution opportunity	7.50%
Safe-harbor non-elective contribution
EBP, Description of Plan [Line Items]
Maximum eligible compensation	3.00%
Employer matching contribution
EBP, Description of Plan [Line Items]
Maximum eligible compensation	4.50%
Employer matching contribution | EBP, Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Maximum eligible compensation	3.00%
Associate deferrals	3.00%
Employer contribution matching, percentage	100.00%
Employer matching contribution | EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Maximum eligible compensation	4.50%
Associate deferrals	3.00%
Employer contribution matching, percentage	50.00%